Common and Preferred Stock, Additional Paid-In Capital and Dividends, Dividends to Common Stock Holders (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common and Preferred Stock, Additional Paid-In Capital and Dividends [Abstract]
Dividends paid to common stock holders	$ 0	$ 0	$ 0